Summary of Significant Accounting Policies - Schedule of Exchange Rates for the Respective Periods (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Balance Sheet [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.8499	7.7677
Balance Sheet [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.2719	1.3662
Balance Sheet [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.1636	7.2993
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.7917		7.8191
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.3237		1.3469
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.2526		7.215